Subsequent Events (Details) - Employment agreement with Robert Lisicki - Subsequent Events - President and Chief Operating Officer	1 Months Ended
Jan. 31, 2024 $ / shares shares
Subsequent Events
Number of shares issued	1,000,000
Exercise price of shares granted | $ / shares	$ 3.98
PSO
Subsequent Events
Number of shares issued	400,000